RESEARCH AND DEVELOPMENT, NET	12 Months Ended
Dec. 31, 2024
Research and Development [Abstract]
RESEARCH AND DEVELOPMENT, NET

NOTE 12 - RESEARCH AND DEVELOPMENT, NET

	Year ended December 31,
	2024	2023	2022

Payroll and related expenses	$4,216	$5,671	$5,049
Share-based payment	120	61	174
R&D consumables	291	696	160
Rent and office maintenance	413	416	355
Depreciation	134	151	130
Subcontracted work and consulting	—	5	15
Travel and other expenses	105	145	347
	$5,279	$7,145	$6,230